Schedule I Condensed Financial Information of Parent Company - Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Statements of Operations
Selling and marketing	$ (889,053)	$ (748,750)	$ (461,851)
General and administrative	(500,386)	(454,663)	(413,502)
Total operating expenses	(1,389,439)	(1,203,413)	(875,353)
Interest income, net	62,030	83,482	84,928
Other income, net	390,155	64,717	48,766
Impairment loss on long-term investments	42,814	12,933	46,982
Income before provision for income tax and loss from equity method investments	685,410	132,111	17,483
Income tax expenses	(154,417)	(38,320)	(15,379)
Loss from equity method investments	855	9,531	6,242
Net (loss) / income	530,138	84,260	(4,138)
Parent Company
Statements of Operations
Selling and marketing	(4,685)	(9,709)	(15,396)
General and administrative	(26,176)	(32,112)	(45,519)
Total operating expenses	(30,861)	(41,821)	(60,915)
Interest income, net	46,058	66,714	62,828
Other income, net	132,406	53,461	16,769
Impairment loss on long-term investments	(9,898)	(5,247)	(15,833)
Income tax expenses	(913)	(1,965)	(1,852)
Loss from equity method investments	(595)	(5,530)	(7,927)
Equity in earnings of its subsidiaries, the VIEs and the VIEs' subsidiaries and schools	394,554	18,979	3,357
Net (loss) / income	$ 530,751	$ 84,591	$ (3,573)